Reconciliation of Financial Statements to Schedule H of Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 171,830,981	$ 150,092,951
Excess contribution payable	356,230	231,975
Net assets available for benefits per the Form 5500	$ 172,187,211	$ 150,324,926